Contingent Liabilities and Commitments (Details) € in Thousands, $ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 15, 2015 USD ($)	Mar. 15, 2015 CAD ($)	Jul. 31, 2019 USD ($)	Feb. 25, 2019 USD ($)	Aug. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2016 USD ($)
Contingent Liabilities and Commitments (Details) [Line Items]
Commission Income Expense (in Euro) | €							€ 25
Annual royalties (in Euro) | €							10
Royalties in a total amount (in Euro) | €							€ 850
Patent agreement, description							the patent under the agreement, as follows: (i) €50 thousands upon initiation of Phase I studies; (ii) €100 thousands upon initiation of Phase II studies; (iii) €200 thousands upon initiation of Phase III studies; and (iv) €500 thousands upon marketing approval by any regulatory authority.
Royalty payments, percentage							10.00%
Unfront payment amount			$ 750	$ 1,000
Additional payments			$ 3,250			$ 2,500
Distribution and supply agreement, description							the Company is entitled to €1,500 thousands upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 thousands upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousands upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousands and €1,600 thousands following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousands and up to €4,025 thousands upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro and in August 2018 received approximately USD 350 upon reaching the first milestone.
Capital Point a fee percentage							5.00%
Minimum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Percentage of net sales							2.00%
Maximum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Percentage of net sales							3.00%
Cipher [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Royalty payments, percentage	16.50%	16.50%
Unfront payment amount	$ 1,650	$ 1,292
Additional payments		$ 2,000
Chong kun dang [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Unfront payment amount				$ 6,000	$ 500			$ 500
Chong kun dang [Member] | Minimum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Royalty payments, percentage							10.00%
Chong kun dang [Member] | Maximum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Royalty payments, percentage							23.00%